UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [ ];  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quentec Asset Management, LLC

Address: 515 Madison Avenue, 14th Floor
         New York, NY 10022

Form 13F File Number: 028-15320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Mead
Title: CFO
Phone: (212) 257-4008

Signature, Place, and Date of Signing:

/s/ Jeffrey Mead                New York, NY                  May 14, 2013
------------------------   -------------------------     ---------------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managerare reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and allholdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             71

Form 13F Information Table Value Total:        $197,045
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-15321                            Quentec Master Fund, Ltd.



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

                                                     FORM 13F INFORMATION TABLE
                                                   Quentec Asset Management, LLC
                                                          March 31, 2013



COLUMN 1                      COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8


                              TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE    SHARED  NONE
--------------                --------        -----      --------  -------- --- ----  -----------     --------  -----   ------  ----
AIXTRON SE                    SPONSORED ADR   009606104   4,307    293,780  SH        SHARED-DEFINED            293,780
AIXTRON SE                    SPONSORED ADR   009606104     971     66,220  SH        SHARED-DEFINED  1          66,220
ALTERA CORP                   COM             021441100   5,665    159,770  SH        SHARED-DEFINED            159,770
ALTERA CORP                   COM             021441100   1,278     36,030  SH        SHARED-DEFINED  1          36,030
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   6,091    169,670  SH        SHARED-DEFINED            169,670
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   1,372     38,230  SH        SHARED-DEFINED  1          38,230
AVX CORP NEW                  COM             002444107   3,382    284,170  SH        SHARED-DEFINED            284,170
AVX CORP NEW                  COM             002444107     763     64,130  SH        SHARED-DEFINED  1          64,130
BROADCOM CORP                 CL A            111320107   6,384    184,090  SH        SHARED-DEFINED            184,090
BROADCOM CORP                 CL A            111320107   1,440     41,510  SH        SHARED-DEFINED  1          41,510
CANADIAN SOLAR INC            COM             136635109   2,123    613,450  SH        SHARED-DEFINED            613,450
CANADIAN SOLAR INC            COM             136635109     479    138,400  SH        SHARED-DEFINED  1         138,400
CAVIUM INC                    COM             14964U108   3,055     78,720  SH        SHARED-DEFINED             78,720
CAVIUM INC                    COM             14964U108     690     17,780  SH        SHARED-DEFINED  1          17,780
CIENA CORP                    COM NEW         171779309   4,151    259,290  SH        SHARED-DEFINED            259,290
CIENA CORP                    COM NEW         171779309     937     58,510  SH        SHARED-DEFINED  1          58,510
CREE INC                      COM             225447101   5,335     97,510  SH        SHARED-DEFINED             97,510
CREE INC                      COM             225447101   1,203     21,990  SH        SHARED-DEFINED  1          21,990
FABRINET                      SHS             G3323L100   2,493    170,650  SH        SHARED-DEFINED            170,650
FABRINET                      SHS             G3323L100     562     38,450  SH        SHARED-DEFINED  1          38,450
FACEBOOK INC                  CL A            30303M102   4,195    164,000  SH        SHARED-DEFINED            164,000
FACEBOOK INC                  CL A            30303M102     946     37,000  SH        SHARED-DEFINED  1          37,000
FAIRCHILD SEMICONDUCTOR INTL  COM             303726103   6,234    440,910  SH        SHARED-DEFINED            440,910
FAIRCHILD SEMICONDUCTOR INTL  COM             303726103   1,407     99,490  SH        SHARED-DEFINED  1          99,490
FINISAR CORP                  COM NEW         31787A507   4,460    338,130  SH        SHARED-DEFINED            338,130
FINISAR CORP                  COM NEW         31787A507   1,006     76,270  SH        SHARED-DEFINED  1          76,270
FREESCALE SEMICONDUCTOR LTD   SHS             G3727Q101   6,362    427,280  SH        SHARED-DEFINED            427,280
FREESCALE SEMICONDUCTOR LTD   SHS             G3727Q101   1,436     96,470  SH        SHARED-DEFINED  1          96,470
IMPERVA INC                   COM             45321L100   2,200     57,130  SH        SHARED-DEFINED             57,130
IMPERVA INC                   COM             45321L100     495     12,870  SH        SHARED-DEFINED  1          12,870
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   5,283    395,260  SH        SHARED-DEFINED            395,260
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   1,193     89,240  SH        SHARED-DEFINED  1          89,240
JUNIPER NETWORKS INC          COM             48203R104   5,219    281,520  SH        SHARED-DEFINED            281,520
JUNIPER NETWORKS INC          COM             48203R104   1,179     63,580  SH        SHARED-DEFINED  1          63,580
LAM RESEARCH CORP             COM             512807108   4,365    105,280  SH        SHARED-DEFINED            105,280
LAM RESEARCH CORP             COM             512807108     983     23,720  SH        SHARED-DEFINED  1          23,720
MAXIM INTEGRATED PRODS INC    COM             57772K101   5,827    178,510  SH        SHARED-DEFINED            178,510
MAXIM INTEGRATED PRODS INC    COM             57772K101   1,315     40,290  SH        SHARED-DEFINED  1          40,290
MEMC ELECTR MATLS INC         COM             552715104   1,586    360,550  SH        SHARED-DEFINED            360,550
MEMC ELECTR MATLS INC         COM             552715104     358     81,250  SH        SHARED-DEFINED  1          81,250
MICROCHIP TECHNOLOGY INC      COM             595017104   6,869    186,810  SH        SHARED-DEFINED            186,810
MICROCHIP TECHNOLOGY INC      COM             595017104   1,551     42,190  SH        SHARED-DEFINED  1          42,190
MICRON TECHNOLOGY INC         COM             595112103   8,885    890,700  SH        SHARED-DEFINED            890,700
MICRON TECHNOLOGY INC         COM             595112103   2,007    201,200  SH        SHARED-DEFINED  1         201,200
NETAPP INC                    COM             64110D104   6,434    188,360  SH        SHARED-DEFINED            188,360
NETAPP INC                    COM             64110D104   1,453     42,540  SH        SHARED-DEFINED  1          42,540
NXP SEMICONDUCTORS N V        COM             N6596X109   3,746    123,670  SH        SHARED-DEFINED            123,670
ON SEMICONDUCTOR CORP         COM             682189105   2,837    342,800  SH        SHARED-DEFINED            342,800
ON SEMICONDUCTOR CORP         COM             682189105     639     77,200  SH        SHARED-DEFINED  1          77,200
ORACLE CORP                   COM             68389X105   4,354    134,660  SH        SHARED-DEFINED            134,660
ORACLE CORP                   COM             68389X105     981     30,340  SH        SHARED-DEFINED  1          30,340
POWER INTEGRATIONS INC        COM             739276103   1,847     42,550  SH        SHARED-DEFINED             42,550
POWER INTEGRATIONS INC        COM             739276103     415      9,550  SH        SHARED-DEFINED  1           9,550
QUALCOMM INC                  COM             747525103   5,384     80,430  SH        SHARED-DEFINED             80,430
QUALCOMM INC                  COM             747525103   1,216     18,170  SH        SHARED-DEFINED  1          18,170
RUDOLPH TECHNOLOGIES INC      COM             781270103   5,821    494,120  SH        SHARED-DEFINED            494,120
RUDOLPH TECHNOLOGIES INC      COM             781270103   1,313    111,480  SH        SHARED-DEFINED  1         111,480
SANDISK CORP                  COM             80004C101  10,818    196,830  SH        SHARED-DEFINED            196,830
SANDISK CORP                  COM             80004C101   2,443     44,450  SH        SHARED-DEFINED  1          44,450
SEAGATE TECHNOLOGY PLC        SHS             G7945M107   3,231     88,380  SH        SHARED-DEFINED             88,380
SEAGATE TECHNOLOGY PLC        SHS             G7945M107     728     19,920  SH        SHARED-DEFINED  1          19,920
SILICONWARE PRECISION INDS L  SPONSD ADR SPL  827084864     847    145,320  SH        SHARED-DEFINED            145,320
SILICONWARE PRECISION INDS L  SPONSD ADR SPL  827084864     171     29,380  SH        SHARED-DEFINED  1          29,380
SPREADTRUM COMMUNICATIONS IN  ADR             849415203   2,858    139,330  SH        SHARED-DEFINED            139,330
SPREADTRUM COMMUNICATIONS IN  ADR             849415203     643     31,370  SH        SHARED-DEFINED  1          31,370
SYNAPTICS INC                 COM             87157D109   5,592    137,430  SH        SHARED-DEFINED            137,430
SYNAPTICS INC                 COM             87157D109   1,260     30,970  SH        SHARED-DEFINED  1          30,970
TRINA SOLAR LIMITED           SPON ADR        89628E104   1,877    517,150  SH        SHARED-DEFINED            517,150
TRINA SOLAR LIMITED           SPON ADR        89628E104     423    116,650  SH        SHARED-DEFINED  1         116,650
ULTRATECH INC                 COM             904034105   1,361     34,430  SH        SHARED-DEFINED             34,430
ULTRATECH INC                 COM             904034105     311      7,870  SH        SHARED-DEFINED  1           7,870




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